Long-term debt (Tables)	6 Months Ended
Feb. 28, 2025
Long-term debt.
Summary of long term debt

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Term loans, bearing interest at rates varying 9.44% and 13.87% per annum payable in monthly installments of $13,609 ending December 2026.	396,002	458,640
	396,002	458,640
Current portion of long-term debt	105,958	101,397
	290,044	357,243